Member's Deficit And Comprehensive Loss (Detail) (Non Wholly Owned Subsidiary [Member], USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Jul. 21, 2014
Non Wholly Owned Subsidiary [Member]
Equity Transactions [Line Items]
Dividend declared by non wholly owned subsidiary	$ 175
Portion of divedend entitled to company	88.00%
Portion of divedend entitled to non controlling interests	12.00%
Payment to non controlling interest	$ 21
Common stock dividends per share	$ 0.4865